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December 5, 2003

VIA EDGAR


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Great Hall Investment Funds, Inc. (the "Funds")
            SEC File Nos. 33-41395/811-6340
            Rule 497(j) filing


Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Funds pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the Funds' Institutional Class Prospectus and Statement of Additional Information, each dated December 1, 2003, which would have been filed by the Funds pursuant to Rule 497(c) of the Act, do not differ from what is contained in the Post Effective Amendment Number 21 to the Funds' registration statement on Form N-1A set forth below filed pursuant to Rule 485(b) of the Act on December 1, 2003.


Please contact Curtis Barnes at (617) 824-1215 with any questions. Thank you.

Very truly yours,

MARTIN CRAMER

Martin Cramer
Compliance Officer of the Funds

cc:    Joseph Fleming
       Laura Moret